Concentrations - Schedule of Concentration of Accounts Receivable (Details)	Dec. 31, 2013	Dec. 31, 2012
Customers representing accounts receivable percentage	100.00%	0.00%
Customer 1 [Member]
Customers representing accounts receivable percentage	100.00%